Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
6. Leases
On August 31, 2018, the Company entered into a sublease agreement for lab space located in Cambridge Massachusetts, United States, which was set to expire in October 2020. On June 9, 2020, the Company amended the terms of the sublease, which was set to expire in April 2022. Effective January 1, 2022, the Company amended the terms of the sublease, to extend the term through April 2023. In July 2022, the company moved its corporate headquarters to our subleased space in this location. Effective January 24, 2023, the Company amended the terms of the sublease, which is now set to expire in April 2024. The annual lease payments are subject to a 5% increase each year. In accordance with the lease agreement, the Company is required to maintain a security deposit of $283, which was recorded in restricted cash as of December 31, 2023 and 2022.
On June 1, 2020, the Company entered into a lease agreement for office space located in Toronto, Ontario, Canada, which was set to expire in June 2025. On October 31, 2023, the lease agreement was terminated. The annual lease payments were fixed for years 1 and 2, and then subject to a 6.67% increase for years 3 through 5. In accordance with the lease agreement, the Company was required to maintain a security deposit of CAD$27, which was recorded in other long-term assets as of December 31, 2022. In October 2022, the Company entered into a sublease agreement to sublease this space. The term of the sublease agreement commenced on October 1, 2022 and expires on June 29, 2025. The sublease was also terminated on October 31, 2023.
The following table summarizes the effect of lease costs in the Company’s consolidated statement of operations and comprehensive loss:

	Year Ended December 31,
	2023	2022
Operating lease costs	$2,195	$2,994
Sublease income	(77)	(23)

Total lease costs	$2,118	$2,971

During the years ended December 31, 2023 and 2022 the Company made cash payments for operating leases of $2,771 and $3,167, respectively.
As of December 31, 2023, future minimum payments of operating lease liabilities are as follows (in thousands):

As of December 31, 2023
2024	896
2025	—
2026	—
2027	—
Thereafter	—

Total lease payments	$896
Less: interest	(18)

Present value of lease liabilities	$878

As of December 31, 2023, the weighted average remaining lease term was 0.3 years and the weighted average incremental borrowing rate used to determine the operating lease liability was 16.15%. As of December 31, 2022, the weighted average remaining lease term was 0.9 years and the weighted average incremental borrowing rate used to determine the operating lease liability was 10.58%.